Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Schedule Of Reconciliation Of Changes In Intangible Assets And Goodwill

€ million		Goodwill	Orbital slot licence rights (definite life)	Customer relationships	Other definite life intangibles	Internally generated development costs	Total
Cost
As at 1 January 2025		143	2,406	287	347	14	3,197
Additions		—	—	—	12	14	26
Business combination	Note 4	1,700	242	132	86	—	2,160
Retirement		—	—	—	(28)	—	(28)
Transfers to other definite life intangibles		—	—	—	8	(8)	—
Transfers from assets under construction		—	—	—	7	18	25
Impact of currency translation		(35)	(231)	(36)	(9)	(1)	(312)
As at 31 December		1,808	2,417	383	423	37	5,068
Amortisation
As at 1 January 2025		—	(1,929)	(61)	(299)	—	(2,289)
Amortisation		—	(71)	(25)	(44)	—	(140)
Impairment expense		—	(99)	—	—	—	(99)
Impairment reversals		—	26	—	—	—	26
Retirement		—	—	—	28	—	28
Impact of currency translation		—	201	9	6	—	216
As at 31 December 2025		—	(1,872)	(77)	(309)	—	(2,258)
Book value as at 31 December		1,808	545	306	114	37	2,810

€ million	Orbital slot licence rights (indefinite- life)	Goodwill	Orbital slot licence rights (definite life)	Customer relationships	Other definite life intangibles	Internally generated development costs	Total
Cost
As at 1 January 2024	2,124	140	234	292	462	22	3,274
Additions	—	—	1	—	4	18	23
Disposals	—	—	—	—	—	—	—
Retirement 1	—	—	(80)	—	(158)	—	(238)
Transfer to definite life	(2,124)	—	2,134	—	(10)	—	—
Transfers from/(to) assets in the course of construction (Note 16)	—	—	—	—	45	(27)	18
Impact of currency translation	—	3	117	(5)	4	1	120
As at 31 December 2024	—	143	2,406	287	347	14	3,197
Amortisation
As at 1 January 2024	(1,798)	—	(127)	(27)	(402)	—	(2,354)
Amortisation	—	—	(72)	(31)	(53)	—	(156)
Impairment reversals	—	—	93	—	—	—	93
Retirement 1	—	—	80	—	158	—	238
Transfer to definite life	1,798	—	(1,798)	—	—	—	—
Impact of currency translation	—	—	(105)	(3)	(2)	—	(110)
As at 31 December 2024	—	—	(1,929)	(61)	(299)	—	(2,289)
Net book value as at 31 December 2024	—	143	477	226	48	14	908

1	Orbital slot retirements related to 85°W, 105.5°W, 68.5°W, 65°E, 63°E, and certain rights at 129°W.

€ million	Orbital slot licence rights (indefinite- life)	Goodwill	Orbital slot licence rights (definite life)	Customer relationships	Other definite life intangibles	Internally generated development costs	Total
Cost
As at 1 January 2023	2,193	2,740	234	292	507	51	6,017
Additions	—	—	—	—	2	20	22
Disposals	—	—	—	—	—	—	—
Retirement 1	—	(2,500)	—	—	(111)	—	(2,611)
Transfers from/(to) assets in course of construction	—	—	—	—	69	(49)	20
Impact of currency translation	(69)	(100)	—	—	(5)	—	(174)
As at 31 December 2023	2,124	140	234	292	462	22	3,274
Amortisation
As at 1 January 2023	(139)	(1,002)	(113)	(8)	(464)	—	(1,726)
Amortisation	—	—	(13)	(19)	(57)	—	(89)
Impairment	(1,677)	(1,548)	—	—	—	—	(3,225)
Retirement 1	—	2,500	—	—	111	—	2,611
Impact of currency translation	18	50	(1)	—	8	—	75
As at 31 December 2023	(1,798)	—	(127)	(27)	(402)	—	(2,354)
Net book value as at 31 December 2023	326	140	107	265	60	22	920

1
Goodwill retirements of the period relate primarily to those elements of brought forward goodwill from which no future economic benefits are expected. This includes all goodwill associated with the GEO North America, GEO International and MEO cash-generating units. Similarly, the retirements of fully amortised other definite life intangibles represent items from which no future economic benefits are expected.

Schedule Of Definite Life Intangible Assets
The definite-life intangible assets as at 31 December 2025 have a net book value by country as presented below:

2025 € million	Orbital slot licence rights	Customer relationships	Other
United States of America	307	306	94
Luxembourg	134	—	49
Netherlands	59	—	—
Sweden	37	—	—
Brazil	8	—	1
Germany	—	—	5
Other	—	—	2

Total	545	306	151

The definite-life intangible assets as at 31 December 2024 have a net book value by country as presented below:

2024 € million	Orbital slot licence rights	Customer relationships	Other
United States of America	116	226	8
Luxembourg	143	—	44
Netherlands	169	—	—
Sweden	39	—	—
Brazil	7	—	1
Germany	—	—	6
Other	3	—	3

Total	477	226	62

The definite-life intangible assets as at 31 December 2023 have a net book value by country as presented below:

2023 € million	Orbital slot licence rights	Customer relationships	Other 1
United States of America	—	265	3
Luxembourg	105	—	46
Brazil	2	—	1
Germany	—	—	9
Other *	—	—	1

Total	107	265	60

*	Updated to include internally generated development costs